UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08631

                               Phoenix Portfolios
               (Exact name of registrant as specified in charter)

                           900 Third Ave., 31st Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                    John H. Beers, Esq.
Counsel and Secretary for Registrant               Vice President and Secretary
   Phoenix Life Insurance Company                 Phoenix Life Insurance Company
          One American Row                               One American Row
         Hartford, CT 06102                             Hartford, CT 06102
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 451-1100

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                OCTOBER 31, 2005

--------------------------------------------------------------------------------

        ANNUAL REPORT

          PHOENIX MARKET NEUTRAL FUND

                                [GRAPHIC OMITTED]
                               GET FUND DOCUMENTS
                               BY E-MAIL INSTEAD.

                              ELIGIBLE SHAREHOLDERS
                           MAY SIGN UP FOR E-DELIVERY
                              AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX PORTFOLIOS

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

     --------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     --------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Portfolios unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix Market Neutral Fund, for the fiscal year ended October 31, 2005.

      As we near the end of the calendar year, the pace of U.S. economic growth has begun to moderate. The economy grew at a 4% rate in 2004 but slowed to 3.3% in the first half of 2005. The combination of rising interest rates and energy prices continue to weigh on the consumer. Hurricanes Katrina and Rita have slowed the pace of growth more recently but the impact is expected to be short lived. The equity market has posted flat year-to-date returns, and we have seen some signs of weakness recently in response to concerns about inflation. In the near term, the combination of Federal Reserve monetary policy, rising inflation and record deficits seem likely to keep upward pressure on interest rates, particularly in the front end of the yield curve.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ................................................................     3

Phoenix Market Neutral Fund .............................................     4

Notes to Financial Statements ...........................................    20

Report of Independent Registered Public Accounting Firm .................    24

Fund Management Tables ..................................................    25

--------------------------------------------------------------------------------
  PROXY VOTING PROCEDURES (FORM N-PX)

  The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

  FORM N-Q INFORMATION

  The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

CITIGROUP 90-DAY TREASURY BILL INDEX

Measures monthly return equivalents of yield averages that are not marked to market. It is an average of the last three three-month Treasury bill issues.

FEDERAL FUNDS RATE

The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

INFLATION

Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

LONG POSITION ("LONG")

Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

REITS

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500(R) INDEX

A market capitalization-weighted index of 500 of the largest U.S.companies. The index is calculated on a total-return basis with dividends reinvested.

SHORT POSITION ("SHORT")

Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.

YIELD CURVE

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX MARKET NEUTRAL FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, CARLTON NEEL AND DAVID DICKERSON

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2005?

A: For the fiscal year ended October 31, 2005, the Fund's Class A shares returned 3.13%, Class B shares returned 2.39% and Class C shares returned 2.41%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 8.71%, and the Citigroup 90-Day Treasury Bill Index, which is the Fund's style-specific index appropriate for comparison, returned 2.68%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FISCAL YEAR ENDED OCTOBER 31, 2005?

A: The equity markets were generally higher over the preceding 12 months, although the markets did endure a bit of a roller coaster ride. The bulk of the stock market gains came in a period between May and August 2005. Small-cap stocks generally outperformed large-cap stocks, while value nipped growth on the performance ledger. Bonds were also volatile as the Federal Reserve continued hiking the federal funds rate in response to strong economic growth and inflationary pressures. The uncertainty of the war in Iraq, combined with natural disasters globally, kept investors on their toes as the price of oil hit all-time highs, yet the housing market continued to boom.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A: The Phoenix Market Neutral Fund's Class A shares earned money for investors this year, outperforming the Fund's benchmark Citigroup 90-day Treasury Bill Index, while the B and C Class shares slightly underperformed the benchmark. In our approach to managing money, we attempt to keep minimal-to-no sector or market exposure. In other words, the value of our long positions equals that of the value of our short positions for each sector and industry. While at times there is a slight mismatch due to price movements, the goal of the Fund is to make money regardless of the direction of the overall stock market, bond market or any specific style. This last year, we had a hard time making money in two industries, semiconductors and banks, where we usually have done well with our quantitative strategy. Two areas where we did do well were software and biotechnology. Our models are constantly being monitored and, if necessary, refined as we analyze market data. We are confident that our models are capable, and we look forward to serving our investors for years to come.

                                                                   NOVEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
TOTAL RETURNS(1)                                         PERIODS ENDING 10/31/05
--------------------------------------------------------------------------------

                                                              INCEPTION    INCEPTION
                                           1 YEAR   5 YEAR   TO 10/31/05      DATE
                                           ------   ------   -----------   ---------
Class A Shares at NAV(2)                    3.13%    4.20%      1.75%        5/1/98
Class A Shares at POP(3)                   (2.80)    2.98       0.95         5/1/98

Class B Shares at NAV(2)                    2.39     3.47       1.04         5/1/98
Class B Shares with CDSC(4)                (1.61)    3.29       1.04         5/1/98

Class C Shares at NAV(2)                    2.41     3.47       1.02         5/1/98
Class C Shares with CDSC(4)                 2.41     3.47       1.02         5/1/98

S&P 500(R) Index                            8.71    (1.74)      2.55         5/1/98

Citigroup 90-Day Treasury Bill Index        2.68     2.30       3.28        4/30/98

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE
VISIT   PHOENIXFUNDS.COM  FOR  PERFORMANCE  DATA  CURRENT  TO  THE  MOST  RECENT
MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A SIX YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1.25% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/98 (inception of the Fund) in Class A, Class B, and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a six year period. The total return for Class C shares reflects the CDSC charges which are 1.25% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                                [GRAPHIC OMITTED]

                              [PLOT POINTS TO COME]

For information regarding the indexes, see the glossary on page 3.

Phoenix Market Neutral Fund

ABOUT YOUR FUND'S EXPENSES

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Market Neutral Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                  Beginning         Ending         Expenses Paid
  Market Neutral Fund           Account Value    Account Value        During
        Class A                 April 30, 2005   October 31, 2005      Period*
-----------------------        --------------   ----------------   -------------
Actual                           $1,000.00          $  999.20           $11.02
Hypothetical (5% return
   before expenses)               1,000.00           1,014.04            11.16

*EXPENSES  ARE EQUAL TO THE FUND'S CLASS A  ANNUALIZED  EXPENSE  RATIO OF 2.19%,
 EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.13%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,031.30.

                                  Beginning         Ending         Expenses Paid
  Market Neutral Fund           Account Value    Account Value        During
        Class B                April 30, 2005   October 31, 2005      Period*
-----------------------        --------------   ----------------   -------------
Actual                           $1,000.00          $  995.70           $14.48
Hypothetical (5% return
   before expenses)               1,000.00           1,010.51            14.69

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B  ANNUALIZED  EXPENSE  RATIO OF  2.88%,
 EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 2.39%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,023.90.

                                  Beginning         Ending         Expenses Paid
  Market Neutral Fund           Account Value    Account Value        During
        Class C                April 30, 2005   October 31, 2005      Period*
-----------------------        --------------   ----------------   -------------
Actual                           $1,000.00          $  995.70           $14.52
Hypothetical (5% return
   before expenses)               1,000.00           1,010.48            14.73

*EXPENSES  ARE EQUAL TO THE FUND'S CLASS C  ANNUALIZED  EXPENSE  RATIO OF 2.89%,
 EXCLUDING DIVIDENDS ON SHORT-SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 2.41%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT OCTOBER 31, 2005 OF $1,024.10.

 YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Market Neutral Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT OCTOBER 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(e)
--------------------------------------------------------------------------------
 1. Goodyear Tire & Rubber Co. (The)                                        0.8%
 2. Investment Technology Group, Inc.                                       0.8%
 3. Grant Prideco, Inc.                                                     0.8%
 4. Computer Sciences Corp.                                                 0.7%
 5. Affiliated Managers Group, Inc.                                         0.7%
 6. Endo Pharmaceuticals Holdings, Inc.                                     0.7%
 7. Darden Restaurants, Inc.                                                0.7%
 8. Dow Chemical Co. (The)                                                  0.7%
 9. Public Storage, Inc.                                                    0.7%
10. Franklin Resources, Inc.                                                0.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       10/31/05
--------------------------------------------------------------------------------

Long Positions as a percentage of total investments

                                [GRAPHIC OMITTED]

Financials                                   22%
Consumer Discretionary                       15
Information Technology                       14
Industrials                                   7
Health Care                                   6
Materials                                     6
Utilities                                     6
Other                                        24

Short Positions as a percentage of total securities sold short

                                [GRAPHIC OMITTED]

Financials                                   28%
Consumer Discretionary                       18
Information Technology                       17
Health Care                                   9
Industrials                                   8
Utilities                                     7
Materials                                     7
Other                                         6

                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                OCTOBER 31, 2005

                                                    SHARES          VALUE
                                                   ---------    -------------
DOMESTIC COMMON STOCKS--81.6%

ADVERTISING--1.3%
Harte-Hanks, Inc. ...............................     37,800    $     967,680
Omnicom Group, Inc. .............................     13,400        1,111,664
                                                                -------------
                                                                    2,079,344
                                                                -------------
AEROSPACE & DEFENSE--0.3%
Triumph Group, Inc.(b) ..........................     14,900          519,116

APPAREL RETAIL--0.1%
Stage Stores, Inc. ..............................      2,900           80,388

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Quiksilver, Inc.(b) .............................     45,800          528,074
Russell Corp. ...................................     75,400        1,020,162
                                                                -------------
                                                                    1,548,236
                                                                -------------

                                                    SHARES          VALUE
                                                   ---------    -------------
APPLICATION SOFTWARE--3.2%
Cadence Design Systems, Inc.(b) .................     50,800    $     811,784
Epicor Software Corp.(b) ........................     15,400          189,035
JDA Software Group, Inc.(b) .....................     24,400          394,548
Magma Design Automation, Inc.(b) ................    103,300          896,644
MRO Software, Inc.(b) ...........................     26,300          430,794
Parametric Technology Corp.(b) ..................    160,300        1,043,553
Sonic Solutions, Inc.(b) ........................     53,700        1,027,818
Synopsys, Inc.(b) ...............................     19,700          373,315
                                                                -------------
                                                                    5,167,491
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
Affiliated Managers Group, Inc.(b) ..............     15,300        1,174,275
American Capital Strategies Ltd. ................     28,100        1,055,436
Franklin Resources, Inc. ........................     12,800        1,131,136
                                                                -------------
                                                                    3,360,847
                                                                -------------

                      See Notes to Financial Statements                        7

Phoenix Market Neutral Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. ..................................     64,600    $     537,472

AUTOMOTIVE RETAIL--1.2%
AutoNation, Inc.(b) .............................     45,200          898,576
CSK Auto Corp.(b) ...............................     61,900          936,547
                                                                -------------
                                                                    1,835,123
                                                                -------------

BIOTECHNOLOGY--2.6%
Albany Molecular Research, Inc.(b) ..............     39,400          527,960
Celgene Corp.(b) ................................     18,200        1,021,020
Genzyme Corp.(b) ................................     14,900        1,077,270
Gilead Sciences, Inc.(b) ........................     22,200        1,048,950
Lexicon Genetics, Inc.(b) .......................    100,400          400,596
                                                                -------------
                                                                    4,075,796
                                                                -------------

BROADCASTING & CABLE TV--2.2%
EchoStar Communications Corp. Class A ...........     39,600        1,064,052
Entercom Communications Corp.(b) ................     35,300        1,019,111
Radio One, Inc. Class D(b) ......................     89,300        1,053,740
Salem Communications Corp. Class A(b) ...........     22,100          413,712
                                                                -------------
                                                                    3,550,615
                                                                -------------

BUILDING PRODUCTS--1.5%
ElkCorp. ........................................     30,600          967,878
Lennox International, Inc. ......................     38,600        1,076,554
Universal Forest Products, Inc. .................      6,400          354,176
                                                                -------------
                                                                    2,398,608
                                                                -------------

CASINOS & GAMING--0.8%
Harrah's Entertainment, Inc. ....................     15,900          961,632
Multimedia Games, Inc.(b) .......................     35,800          355,136
                                                                -------------
                                                                    1,316,768
                                                                -------------

COMMERCIAL PRINTING--0.7%
Consolidated Graphics, Inc.(b) ..................     27,400        1,068,326

COMMODITY CHEMICALS--0.6%
SPARTECH Corp. ..................................     52,000          986,440

COMMUNICATIONS EQUIPMENT--2.0%
Arris Group, Inc.(b) ............................    106,100          877,447
Foundry Networks, Inc.(b) .......................     65,200          777,836
Harris Corp. ....................................     10,900          447,990
Symmetricom, Inc.(b) ............................    132,100        1,052,837
                                                                -------------
                                                                    3,156,110
                                                                -------------

COMPUTER HARDWARE--1.3%
Hewlett-Packard Co. .............................     38,900        1,090,756
NCR Corp.(b) ....................................     34,400        1,039,568
                                                                -------------
                                                                    2,130,324
                                                                -------------

                                                     SHARES         VALUE
                                                   ---------    -------------
COMPUTER STORAGE & PERIPHERALS--0.6%
Emulex Corp.(b) .................................     55,000    $   1,018,050

CONSUMER FINANCE--0.2%
Cash America International, Inc. ................     17,800          389,108

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Computer Sciences Corp.(b) ......................     23,000        1,178,750

DISTILLERS & VINTNERS--0.6%
Constellation Brands, Inc. Class A(b) ...........     43,700        1,028,698

DIVERSIFIED CHEMICALS--2.1%
Dow Chemical Co. (The) ..........................     24,700        1,132,742
Engelhard Corp. .................................     39,500        1,074,400
FMC Corp.(b) ....................................     19,600        1,067,024
                                                                -------------
                                                                    3,274,166
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
West Corp.(b) ...................................     21,200          836,340

EDUCATION SERVICES--0.7%
Career Education Corp.(b) .......................     30,100        1,071,259

ELECTRIC UTILITIES--2.4%
Cleco Corp. .....................................     33,600          712,320
Exelon Corp. ....................................     20,300        1,056,209
Otter Tail Corp. ................................     36,400        1,086,540
Pepco Holdings, Inc. ............................     43,300          930,517
                                                                -------------
                                                                    3,785,586
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
Amphenol Corp. Class A ..........................     24,700          987,259
Coherent, Inc.(b) ...............................     28,800          852,768
                                                                -------------
                                                                    1,840,027
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.4%
TTM Technologies, Inc.(b) .......................     84,100          671,959

GAS UTILITIES--1.3%
Questar Corp. ...................................     13,000        1,023,750
WGL Holdings, Inc. ..............................     32,700        1,016,316
                                                                -------------
                                                                    2,040,066
                                                                -------------

GENERAL MERCHANDISE STORES--1.9%
Dollar General Corp. ............................     55,400        1,076,976
ShopKo Stores, Inc.(b) ..........................     32,200          923,174
Tuesday Morning Corp. ...........................     39,500          947,605
                                                                -------------
                                                                    2,947,755
                                                                -------------

HEALTH CARE EQUIPMENT--1.3%
Biosite, Inc.(b) ................................      5,800          320,334
CONMED Corp.(b) .................................     33,400          800,932

8                       See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
HEALTH CARE EQUIPMENT--CONTINUED
STERIS Corp. ....................................     44,400    $   1,012,764
                                                                -------------
                                                                    2,134,030
                                                                -------------

HEALTH CARE FACILITIES--0.5%
Health Management Associates, Inc. Class A ......     37,100          794,311

HEALTH CARE SERVICES--0.0%
American Dental Partners, Inc.(b) ...............      3,000           63,600

HOMEBUILDING--1.3%
Technical Olympic USA, Inc. .....................     48,500        1,025,290
William Lyon Homes, Inc.(b) .....................      8,800        1,045,880
                                                                -------------
                                                                    2,071,170
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.8%
Volt Information Sciences, Inc.(b) ..............      9,200          172,960
Watson Wyatt & Co. Holdings .....................     39,400        1,044,100
                                                                -------------
                                                                    1,217,060
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Constellation Energy Group, Inc. ................     18,000          986,400

INDUSTRIAL MACHINERY--2.3%
Actuant Corp. Class A ...........................     22,800        1,110,360
Flow International Corp.(b) .....................     62,300          569,734
Gardner Denver, Inc.(b) .........................     18,900          918,540
Harsco Corp. ....................................     16,400        1,053,700
                                                                -------------
                                                                    3,652,334
                                                                -------------

INSURANCE BROKERS--0.7%
AON Corp. .......................................     32,800        1,110,280

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Cincinnati Bell, Inc.(b) ........................    251,800          997,128

INTERNET SOFTWARE & SERVICES--1.2%
Digital River, Inc.(b) ..........................     31,100          871,111
EarthLink, Inc.(b) ..............................     97,000        1,067,970
                                                                -------------
                                                                    1,939,081
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.5%
E*TRADE Financial Corp.(b) ......................     59,400        1,101,870
Investment Technology Group, Inc.(b) ............     38,000        1,235,380
                                                                -------------
                                                                    2,337,250
                                                                -------------

IT CONSULTING & OTHER SERVICES--0.7%
Perot Systems Corp. Class A(b) ..................     79,200        1,097,712

LEISURE PRODUCTS--0.0%
Marine Products Corp. ...........................      4,000           38,160

LIFE & HEALTH INSURANCE--0.7%
Great American Financial Resources, Inc. ........      4,300           87,806

                                                     SHARES         VALUE
                                                   ---------    -------------
LIFE & HEALTH INSURANCE--CONTINUED
Nationwide Financial Services, Inc. Class A .....     25,700    $   1,038,023
                                                                -------------
                                                                    1,125,829
                                                                -------------

MULTI-LINE INSURANCE--0.6%
American Financial Group, Inc. ..................     26,500          905,770

MULTI-UTILITIES--1.3%
CMS Energy Corp.(b) .............................     69,300        1,033,263
MDU Resources Group, Inc. .......................     31,500        1,038,555
                                                                -------------
                                                                    2,071,818
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--1.4%
Grant Prideco, Inc.(b) ..........................     31,500        1,225,035
Oil States International, Inc.(b) ...............     32,600        1,079,060
                                                                -------------
                                                                    2,304,095
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Harvest Natural Resources, Inc.(b) ..............     94,300          912,824

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Williams Cos., Inc. (The) .......................     49,900        1,112,770

PACKAGED FOODS & MEATS--1.0%
Flowers Foods, Inc. .............................     37,350        1,094,355
Lancaster Colony Corp. ..........................     12,800          513,152
Sanderson Farms, Inc. ...........................      1,300           44,863
                                                                -------------
                                                                    1,652,370
                                                                -------------

PAPER PRODUCTS--0.6%
MeadWestvaco Corp. ..............................     35,500          930,810

PHARMACEUTICALS--1.8%
Endo Pharmaceuticals Holdings, Inc.(b) ..........     42,200        1,136,024
First Horizon Pharmaceutical Corp.(b) ...........     58,400          842,712
Forest Laboratories, Inc.(b) ....................     25,000          947,750
                                                                -------------
                                                                    2,926,486
                                                                -------------

PRECIOUS METALS & MINERALS--0.3%
Stillwater Mining Co.(b) ........................     39,200          395,920

PROPERTY & CASUALTY INSURANCE--1.5%
ProAssurance Corp.(b) ...........................     22,500        1,053,000
Safety Insurance Group, Inc. ....................     29,500        1,109,495
Zenith National Insurance Corp. .................      3,450          155,319
                                                                -------------
                                                                    2,317,814
                                                                -------------

PUBLISHING & PRINTING--0.6%
Belo Corp. Class A ..............................     42,800          924,480

RAILROADS--0.7%
Burlington Northern Santa Fe Corp. ..............     17,900        1,110,874

                        See Notes to Financial Statements                      9

Phoenix Market Neutral Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
REGIONAL BANKS--4.0%
Bank of Hawaii Corp. ............................     20,200    $   1,037,876
City Holding Co. ................................     12,000          439,680
Columbia Banking System, Inc. ...................     16,910          488,868
Commerce Bancorp, Inc. ..........................     20,300          618,541
First Indiana Corp. .............................      6,500          227,240
First Republic Bank .............................      6,050          229,356
Independent Bank Corp. ..........................     37,641        1,076,156
M&T Bank Corp. ..................................     10,400        1,118,832
NBT Bancorp, Inc. ...............................      1,900           45,106
Oriental Financial Group, Inc. ..................      4,740           58,871
Pacific Capital Bancorp .........................     14,400          519,408
Santander BanCorp ...............................     22,600          575,396
                                                                -------------
                                                                    6,435,330
                                                                -------------

REITS--6.9%
AMB Property Corp. ..............................     23,000        1,016,140
Arbor Realty Trust, Inc. ........................     33,600          885,696
CBL & Associates Properties, Inc. ...............     26,200          978,570
Commercial Net Lease Realty, Inc. ...............     17,900          346,902
Cousins Properties, Inc. ........................     36,400        1,075,256
Cresent Real Estate Equities Co. ................     53,300        1,063,335
Equity Lifestyle Properties, Inc. ...............     23,000          973,590
Highwoods Properties, Inc. ......................     14,600          411,866
Innkeepers USA Trust ............................     68,000        1,060,800
LTC Properties, Inc. ............................     51,400        1,053,186
New Plan Excel Realty Trust .....................     45,400        1,043,746
Public Storage, Inc. ............................     17,100        1,132,020
                                                                -------------
                                                                   11,041,107
                                                                -------------

RESTAURANTS--2.0%
California Pizza Kitchen, Inc.(b) ...............     19,900          636,999
Darden Restaurants, Inc. ........................     35,000        1,134,700
Landry's Restaurants, Inc. ......................     13,300          365,750
Lone Star Steakhouse & Saloon, Inc. .............     40,100        1,034,981
                                                                -------------
                                                                    3,172,430
                                                                -------------

SEMICONDUCTORS--2.1%
Cree, Inc.(b) ...................................     31,500          757,260
International Rectifier Corp.(b) ................     24,400          721,996
IXYS Corp.(b) ...................................     76,000          778,240
NVIDIA Corp.(b) .................................     33,700        1,130,635
                                                                -------------
                                                                    3,388,131
                                                                -------------

SPECIALIZED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc.(b) .......................     16,100          253,414

                                                     SHARES         VALUE
                                                   ---------    -------------
SPECIALTY CHEMICALS--1.9%
Albemarle Corp. .................................     27,200    $     954,448
Fuller (H.B.) Co. ...............................     37,200        1,114,884
PolyOne Corp.(b) ................................    175,500        1,012,635
                                                                -------------
                                                                    3,081,967
                                                                -------------

SPECIALTY STORES--0.5%
Guitar Center, Inc.(b) ..........................     13,800          719,118

SYSTEMS SOFTWARE--0.5%
Progress Software Corp.(b) ......................     27,900          868,806

THRIFTS & MORTGAGE FINANCE--4.1%
Corus Bankshares, Inc. ..........................      9,700          532,530
Downey Financial Corp. ..........................     17,500        1,066,625
Fannie Mae ......................................     23,100        1,097,712
Fidelity Bankshares, Inc. .......................     12,850          362,370
First Niagara Financial Group, Inc. .............     71,700        1,056,141
Flushing Financial Corp. ........................     20,600          332,896
Franklin Bank Corp.(b) ..........................      5,600           96,600
IndyMac Bancorp, Inc. ...........................     25,500          951,915
Sovereign Bancorp, Inc. .........................     34,000          733,380
W Holding Co., Inc. .............................     42,600          328,446
                                                                -------------
                                                                    6,558,615
                                                                -------------

TIRES & RUBBER--0.8%
Goodyear Tire & Rubber Co. (The)(b) .............     79,000        1,235,560

TRUCKING--0.6%
Yellow Roadway Corp.(b) .........................     19,900          904,455

WATER UTILITIES--0.3%
SJW Corp. .......................................     10,700          523,444

WIRELESS TELECOMMUNICATION SERVICES--0.6%
UbiquiTel, Inc.(b) ..............................    114,300          987,552
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $126,327,167)                                    130,193,073
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.0%

DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc.
Class B (Indonesia) .............................     22,300        1,102,066

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A.
(Argentina)(b)(c) ...............................      1,400                0
Telefonica Moviles S.A. (Argentina)(b)(c) .......      1,400                0

10                      See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
THRIFTS & MORTGAGE FINANCE--0.3%
R-G Financial Corp. Class B (United States) .....     59,400    $     582,120
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,221,445)                                        1,684,186
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--82.6%
(IDENTIFIED COST $128,548,612)                                    131,877,259
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--18.3%

COMMERCIAL PAPER(f)--18.3%
Preferred Receivables Funding Corp.
4.05%, 11/1/05 ..................................     $2,585        2,585,000

Preferred Receivables Funding Corp.
3.76%, 11/2/05 ..................................      3,365        3,364,649

Sysco Corp. 3.95%, 11/4/05 ......................      4,525        4,523,511
Merrill Lynch & Co. 3.84%, 11/7/05 ..............      3,345        3,342,859
Alpine Securitization Corp. 3.95%, 11/9/05 ......      4,155        4,151,353
Gemini Securitization LLC 3.94%, 11/14/05 .......      2,000        1,997,154
Alpine Securitization Corp. 3.94%, 11/17/05 .....      2,735        2,730,211
George Street Finance LLC 3.94%, 11/21/05 .......      1,715        1,711,246
George Street Finance LLC 4.01%, 11/21/05 .......      3,045        3,038,216
Dupont (E.I.) de Nemours & Co. 4%, 11/29/05 .....      1,725        1,719,633
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $29,163,832)                                      29,163,832
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $157,712,444)                                    161,041,091(a)

SECURITIES SOLD SHORT--(82.7)%
(PROCEEDS $133,879,787)                                          (131,955,631)

Other assets and liabilities, net--81.8%                          130,491,366
                                                                -------------
NET ASSETS--100.0%                                              $ 159,576,826
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,069,456 and gross depreciation of $7,100,439 for federal income tax purposes. At October 31, 2005, the aggregate cost of securities for federal income tax purposes was $158,072,074.
(b)   Non-income producing.
(c) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2005, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(d) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.
(e)   Table excludes short-term investments and securities sold short.
(f)   The rate shown is the discount rate.

                        See Notes to Financial Statements                     11

Phoenix Market Neutral Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
SECURITIES SOLD SHORT--82.7%

DOMESTIC COMMON STOCKS--82.0%

ADVERTISING--1.4%
Catalina Marketing Corp. ........................     42,900    $   1,117,974
Interpublic Group of Cos., Inc. (The) ...........    104,000        1,074,320
                                                                -------------
                                                                    2,192,294
                                                                -------------

AEROSPACE & DEFENSE--0.4%
Sequa Corp. Class A .............................      9,800          604,660

APPAREL RETAIL--0.0%
Deb Shops, Inc. .................................      3,000           75,870

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Columbia Sportswear Co. .........................     11,000          466,730
Kellwood Co. ....................................     43,800          959,658
                                                                -------------
                                                                    1,426,388
                                                                -------------

APPLICATION SOFTWARE--3.3%
Agile Software Corp. ............................    120,100          852,710
Aspen Technology, Inc. ..........................     61,000          369,050
Manhattan Associates, Inc. ......................     18,900          419,769
Mentor Graphics Corp. ...........................    114,800          949,396
NAVTEQ Corp. ....................................     19,800          774,576
Opsware, Inc. ...................................    211,900        1,089,166
Pegasystems, Inc. ...............................     29,300          186,348
Siebel Systems, Inc. ............................     35,500          367,425
TIBCO Software, Inc. ............................     24,900          188,867
                                                                -------------
                                                                    5,197,307
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
GAMCO Investors, Inc. Class A ...................     22,700        1,059,182
Legg Mason, Inc. ................................      9,700        1,040,907
Nuveen Investments, Inc. Class A ................     27,100        1,096,737
                                                                -------------
                                                                    3,196,826
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.3%
General Motors Corp. ............................     20,100          550,740

AUTOMOTIVE RETAIL--1.2%
O'Reilly Automotive, Inc. .......................     34,400          970,080
Pep Boys-Manny, Moe & Jack (The) ................     73,000        1,007,400
                                                                -------------
                                                                    1,977,480
                                                                -------------

BIOTECHNOLOGY--2.5%
Cell Genesys, Inc. ..............................     83,300          448,987
Chiron Corp. ....................................     24,800        1,094,672
ICOS Corp. ......................................     36,600          987,468
Isis Pharmaceuticals, Inc. ......................     97,200          421,848

                                                     SHARES         VALUE
                                                   ---------    -------------
BIOTECHNOLOGY--CONTINUED
MedImmune, Inc. .................................     30,900    $   1,080,882
                                                                -------------
                                                                    4,033,857
                                                                -------------

BROADCASTING & CABLE TV--2.2%
Emmis Communications Corp. Class A ..............     52,900        1,035,253
Liberty Media Corp. Class A .....................    140,000        1,115,800
Spanish Broadcasting System, Inc. Class A .......     49,200          300,120
Univision Communications, Inc. Class A ..........     42,700        1,116,178
                                                                -------------
                                                                    3,567,351
                                                                -------------

BUILDING PRODUCTS--1.5%
NCI Building Systems, Inc. ......................      8,400          345,492
Simpson Manufacturing Co., Inc. .................     26,500        1,045,690
York International Corp. ........................     18,400        1,032,424
                                                                -------------
                                                                    2,423,606
                                                                -------------

CASINOS & GAMING--1.0%
Churchill Downs, Inc. ...........................     12,220          392,384
Wynn Resorts Ltd. ...............................     24,300        1,134,324
                                                                -------------
                                                                    1,526,708
                                                                -------------

COMMERCIAL PRINTING--0.7%
Bowne & Co., Inc. ...............................     75,500        1,073,610

COMMODITY CHEMICALS--0.6%
NL Industries, Inc. .............................     54,500          923,775

COMMUNICATIONS EQUIPMENT--2.0%
Andrew Corp. ....................................    100,300        1,065,186
Avocent Corp. ...................................     26,200          803,292
Harmonic, Inc. ..................................    179,800          828,878
UTStarcom, Inc. .................................     77,700          428,904
                                                                -------------
                                                                    3,126,260
                                                                -------------

COMPUTER HARDWARE--1.4%
Diebold, Inc. ...................................     30,100        1,087,814
Sun Microsystems, Inc. ..........................    276,300        1,105,200
                                                                -------------
                                                                    2,193,014
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--0.6%
Maxtor Corp. ....................................    287,400        1,005,900

CONSUMER FINANCE--0.2%
World Acceptance Corp. ..........................     13,800          388,332

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Electronic Data Systems Corp. ...................     46,900        1,093,239

DISTILLERS & VINTNERS--0.7%
Brown-Forman Corp. Class B ......................     16,900        1,070,446

12                      See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
DIVERSIFIED CHEMICALS--2.0%
Cabot Corp. .....................................     31,600    $   1,077,876
Du Pont (E.I.) de Nemours & Co. .................     27,700        1,154,813
Hercules, Inc. ..................................     89,100          992,574
                                                                -------------
                                                                    3,225,263
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
ChoicePoint, Inc. ...............................     19,900          840,974

EDUCATION SERVICES--0.7%
Apollo Group, Inc. Class A ......................     16,600        1,046,132

ELECTRIC UTILITIES--2.4%
ALLETE ..........................................     18,100          796,581
Hawaiian Electric Industries, Inc. ..............     38,500        1,014,475
IDACORP, Inc. ...................................     35,300        1,019,111
Southern Co. (The) ..............................     30,600        1,070,694
                                                                -------------
                                                                    3,900,861
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
AVX Corp. .......................................     76,400          945,832
Electro Scientific Industries, Inc. .............     36,200          795,314
                                                                -------------
                                                                    1,741,146
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.4%
Park Electrochemical Corp. ......................     23,500          589,850

GAS UTILITIES--1.4%
Equitable Resources, Inc. .......................     29,500        1,140,175
Peoples Energy Corp. ............................     27,200        1,011,840
                                                                -------------
                                                                    2,152,015
                                                                -------------

GENERAL MERCHANDISE STORES--1.8%
99 Cents Only Stores ............................    104,500        1,008,425
Conn's, Inc. ....................................     28,300          827,350
Dollar Tree Stores, Inc. ........................     49,200        1,060,752
                                                                -------------
                                                                    2,896,527
                                                                -------------

GOLD--0.6%
Newmont Mining Corp. ............................     22,700          967,020

HEALTH CARE EQUIPMENT--1.3%
Hologic, Inc. ...................................      5,300          293,938
INAMED Corp. ....................................     14,250        1,013,175
Wright Medical Group, Inc. ......................     38,300          712,763
                                                                -------------
                                                                    2,019,876
                                                                -------------

HEALTH CARE FACILITIES--1.1%
Tenet Healthcare Corp. ..........................     91,700          772,114
VCA Antech, Inc. ................................     41,100        1,060,380
                                                                -------------
                                                                    1,832,494
                                                                -------------

                                                     SHARES         VALUE
                                                   ---------    -------------
HEALTH CARE SERVICES--0.0%
Horizon Health Corp. ............................      3,500    $      69,440

HOMEBUILDING--1.2%
Brookfield Homes Corp. ..........................     19,100          956,719
M/I Homes, Inc. .................................     22,500        1,010,250
                                                                -------------
                                                                    1,966,969
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Spherion Corp. ..................................     24,500          218,050

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
NRG Energy, Inc. ................................     21,800          937,618

INDUSTRIAL MACHINERY--2.0%
Kadant, Inc. ....................................     48,800          819,840
Pentair, Inc. ...................................     27,700          899,973
Tecumseh Products Co. Class A ...................     21,500          432,795
Watts Water Technologies, Inc. Class A ..........     38,300        1,063,208
                                                                -------------
                                                                    3,215,816
                                                                -------------

INSURANCE BROKERS--0.6%
Marsh & McLennan Cos., Inc. .....................     35,100        1,023,165

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
IDT Corp. Class B ...............................     89,000        1,062,660

INTERNET SOFTWARE & SERVICES--0.8%
InfoSpace, Inc. .................................     47,700        1,198,224

INVESTMENT BANKING & BROKERAGE--1.4%
Greenhill & Co., Inc. ...........................     23,700        1,136,415
Jefferies Group, Inc. ...........................     26,100        1,108,206
                                                                -------------
                                                                    2,244,621
                                                                -------------

IT CONSULTING & OTHER SERVICES--0.6%
Unisys Corp. ....................................    178,000          909,580

LEISURE PRODUCTS--0.0%
K2, Inc. ........................................      4,300           43,129

LIFE & HEALTH INSURANCE--0.7%
Delphi Financial Group, Inc. Class A ............      1,200           56,208
Lincoln National Corp. ..........................     19,600          991,956
                                                                -------------
                                                                    1,048,164
                                                                -------------

MULTI-LINE INSURANCE--0.5%
Allmerica Financial Corp. .......................     21,400          815,340

MULTI-UTILITIES--1.3%
DTE Energy Co. ..................................     23,600        1,019,520
Vectren Corp. ...................................     39,100        1,061,565
                                                                -------------
                                                                    2,081,085
                                                                -------------

                      See Notes to Financial Statements                       13

Phoenix Market Neutral Fund
                                                     SHARES         VALUE
                                                   ---------    -------------
OIL & GAS EQUIPMENT & SERVICES--1.3%
Dril-Quip, Inc. .................................     23,200    $     948,880
FMC Technologies, Inc. ..........................     30,700        1,119,322
                                                                -------------
                                                                    2,068,202
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Meridian Resource Corp. (The) ...................    199,300          902,829

OIL & GAS STORAGE & TRANSPORTATION--0.7%
El Paso Corp. ...................................     94,000        1,114,840

PACKAGED FOODS & MEATS--1.0%
Del Monte Foods Co. .............................      4,400           46,552
Dreyer's Grand Ice Cream Holdings, Inc. .........      6,400          527,808
Tootsie Roll Industries, Inc. ...................     34,894        1,057,288
                                                                -------------
                                                                    1,631,648
                                                                -------------

PAPER PRODUCTS--0.6%
Bowater, Inc. ...................................     35,500          940,750

PHARMACEUTICALS--2.1%
Lilly (Eli) & Co. ...............................     19,500          970,905
Noven Pharmaceuticals, Inc. .....................     76,300        1,075,067
Par Pharmaceutical Cos., Inc. ...................     47,800        1,237,064
                                                                -------------
                                                                    3,283,036
                                                                -------------

PRECIOUS METALS & MINERALS--0.2%
Hecla Mining Co. ................................     76,700          258,479

PROPERTY & CASUALTY INSURANCE--1.6%
Baldwin & Lyons, Inc. Class B ...................      7,400          190,106
Direct General Corp. ............................     60,300        1,167,408
Triad Guaranty, Inc. ............................     29,100        1,223,946
                                                                -------------
                                                                    2,581,460
                                                                -------------

PUBLISHING & PRINTING--0.6%
Lee Enterprises, Inc. ...........................     24,000          941,040

RAILROADS--0.6%
Union Pacific Corp. .............................     14,500        1,003,110

REGIONAL BANKS--4.0%
Chemical Financial Corp. ........................     15,900          511,821
Citizens Banking Corp. ..........................     20,100          585,915
First Commonwealth Financial Corp. ..............     82,700        1,089,159
First Merchants Corp. ...........................      7,400          186,036
Lakeland Bancorp, Inc. ..........................      2,775           42,430
Midwest Banc Holdings, Inc. .....................     19,900          446,556
Park National Corp. .............................      5,655          611,984
Peoples Bancorp, Inc. ...........................      1,900           54,606
Sandy Spring Bancorp, Inc. ......................     12,500          440,625
Valley National Bancorp .........................     43,860        1,063,166
Westamerica Bancorp. ............................     21,500        1,146,165

                                                     SHARES         VALUE
                                                   ---------    -------------
REGIONAL BANKS--CONTINUED
Yardville National Bancorp ......................      5,300    $     192,496
                                                                -------------
                                                                    6,370,959
                                                                -------------

REITS--7.2%
Alexandria Real Estate Equities, Inc. ...........     13,200        1,067,220
AvalonBay Communities, Inc. .....................     13,100        1,129,875
BRE Properties, Inc. Class A ....................     22,800        1,005,708
CenterPoint Properties Trust ....................     23,500        1,070,660
EastGroup Properties, Inc. ......................     26,000        1,136,200
Equity One, Inc. ................................     14,900          349,405
Liberty Property Trust ..........................     25,200        1,050,588
Macerich Co. (The) ..............................     16,800        1,079,736
National Health Investors, Inc. .................     36,500          980,025
Post Properties, Inc. ...........................     12,000          489,600
Reckson Associates Realty Corp. .................     32,500        1,140,750
Sun Communities, Inc. ...........................     32,300          984,504
                                                                -------------
                                                                   11,484,271
                                                                -------------

RESTAURANTS--1.9%
Rare Hospitality International, Inc. ............     20,800          635,648
Red Robin Gourmet Burgers, Inc. .................     21,200        1,022,476
Ryan's Restaurant Group, Inc. ...................     33,900          360,188
Wendy's International, Inc. .....................     22,500        1,051,200
                                                                -------------
                                                                    3,069,512
                                                                -------------

SEMICONDUCTORS--2.3%
Cypress Semiconductor Corp. .....................     72,100          980,560
Lattice Semiconductor Corp. .....................    186,500          816,870
Semtech Corp. ...................................     67,100        1,011,868
TriQuint Semiconductor, Inc. ....................    213,600          897,120
                                                                -------------
                                                                    3,706,418
                                                                -------------

SPECIALIZED CONSUMER SERVICES--0.1%
Stewart Enterprises, Inc. Class A ...............     42,700          217,770

SPECIALTY CHEMICALS--1.9%
Cytec Industries, Inc. ..........................     21,800          900,340
Ferro Corp. .....................................     62,100        1,107,864
Schulman (A.), Inc. .............................     51,900        1,058,760
                                                                -------------
                                                                    3,066,964
                                                                -------------

SPECIALTY STORES--0.6%
Tractor Supply Co. ..............................     18,400          892,400

SYSTEMS SOFTWARE--0.5%
Borland Software Corp. ..........................    161,900          817,595

THRIFTS & MORTGAGE FINANCE--4.8%
Astoria Financial Corp. .........................     38,400        1,073,280
Brookline Bancorp, Inc. .........................     68,600          963,830
Clifton Savings Bancorp, Inc. ...................      8,700           90,306

14                       See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                     SHARES         VALUE
                                                   ---------    -------------
THRIFTS & MORTGAGE FINANCE--CONTINUED
Freddie Mac .....................................     16,800    $   1,030,680
Independence Community Bank Corp. ...............     23,000          909,650
MAF Bancorp, Inc. ...............................     18,400          764,336
Northwest Bancorp, Inc. .........................     18,000          407,340
Partners Trust Financial Group, Inc. ............     29,100          339,015
Provident New York Bancorp ......................     34,100          371,690
Washington Federal, Inc. ........................     24,170          555,668
Webster Financial Corp. .........................     24,200        1,117,314
                                                                -------------
                                                                    7,623,109
                                                                -------------

TIRES & RUBBER--0.6%
Cooper Tire & Rubber Co. ........................     72,200          986,252

TRUCKING--0.5%
Heartland Express, Inc. .........................     39,900          788,025

WATER UTILITIES--0.3%
American States Water Co. .......................     17,100          535,914

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Alamosa Holdings, Inc. ..........................     62,100          919,080
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(PROCEEDS $132,400,853)                                           130,897,345
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--0.7%

INTERNET SOFTWARE & SERVICES--0.7%
Sohu.Com, Inc. (China) ..........................     69,900        1,058,286
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $1,478,934)                                               1,058,286
-----------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $133,879,787)                                         $ 131,955,631(a)
                                                                =============

(a) Federal Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $8,396,158 and gross depreciation of $6,900,236 for federal income tax purposes. At October 31, 2005, the aggregate proceeds of securities sold short for federal income tax purposes was ($133,451,553.)
(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.

                      See Notes to Financial Statements                       15

Phoenix Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
Investment securities at value (Identified cost $157,712,444)      $161,041,091
Deposits with broker for securities sold short                      129,879,090
Cash                                                                     47,614
Receivables
   Fund shares sold                                                     963,806
   Dividends and interest                                               430,693
Trustee retainer                                                          2,810
Prepaid expenses                                                         26,088
                                                                   ------------
      Total assets                                                  292,391,192
                                                                   ------------
LIABILITIES
Securities sold short at value (Proceeds $133,879,787)              131,955,631
Payables
   Fund shares repurchased                                              381,838
   Investment advisory fee                                              202,189
   Dividends on short sales                                              84,240
   Distribution and service fees                                         69,077
   Transfer agent fee                                                    47,628
   Financial agent fee                                                    8,512
Accrued expenses                                                         65,251
                                                                   ------------
      Total liabilities                                             132,814,366
                                                                   ------------
NET ASSETS                                                         $159,576,826
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $171,905,944
Accumulated net realized loss                                       (17,581,921)
Net unrealized appreciation on investments                            3,328,647
Net unrealized appreciation on securities sold short                  1,924,156
                                                                   ------------
NET ASSETS                                                         $159,576,826
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $111,133,329)                  9,359,664
Net asset value per share                                                $11.87
Offering price per share $11.87/(1-5.75%)                                $12.59

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,859,462)                      680,366
Net asset value and offering price per share                             $11.55

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $40,584,035)                   3,531,210
Net asset value and offering price per share                             $11.49

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                           $  2,983,297
Dividends                                                             1,484,686
Foreign taxes withheld                                                   (3,474)
                                                                   ------------
      Total investment income                                         4,464,509
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,985,585
Service fees, Class A                                                   265,434
Distribution and service fees, Class B                                  102,593
Distribution and service fees, Class C                                  336,351
Financial agent fee                                                      84,423
Transfer agent                                                          211,452
Printing                                                                 55,133
Professional                                                             45,547
Registration                                                             45,305
Trustees                                                                 34,510
Custodian                                                                34,417
Miscellaneous                                                            24,517
                                                                   ------------
      Expenses prior to dividends on short sales                      3,225,267
Dividends on short sales                                              1,914,089
                                                                   ------------
      Total expenses                                                  5,139,356
Custodian fees paid indirectly                                             (188)
                                                                   ------------
      Net expenses                                                    5,139,168
                                                                   ------------
NET INVESTMENT LOSS                                                    (674,659)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     15,586,814
Net realized loss on securities sold short                          (13,794,391)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (4,542,292)
Net change in unrealized appreciation (depreciation) on
   securities sold short                                              6,237,047
Net increase from payments by affiliates (See Note 3)                    22,658
                                                                   ------------
NET GAIN ON INVESTMENTS                                               3,509,836
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  2,835,177
                                                                   ============

16                      See Notes to Financial Statements

Phoenix Market Neutral Fund


                                           STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2005   October 31, 2004
                                                                                   ----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                        $   (674,659)      $ (1,766,695)
   Net realized gain (loss)                                                               1,815,081          3,781,491
   Net change in unrealized appreciation (depreciation)                                   1,694,755         (1,742,595)
                                                                                       ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            2,835,177            272,201
                                                                                       ------------       ------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (5,692,293 and 4,325,163 shares, respectively)          67,778,582         48,942,826
   Cost of shares repurchased (2,489,900 and 4,526,209 shares, respectively)            (29,495,126)       (50,823,176)
                                                                                       ------------       ------------
Total                                                                                    38,283,456         (1,880,350)
                                                                                       ------------       ------------

CLASS B
   Proceeds from sales of shares (122,857 and 98,576 shares, respectively)                1,429,808          1,093,670
   Cost of shares repurchased (531,859 and 464,629 shares, respectively)                 (6,178,944)        (5,161,789)
                                                                                       ------------       ------------
Total                                                                                    (4,749,136)        (4,068,119)
                                                                                       ------------       ------------

CLASS C
   Proceeds from sales of shares (1,822,587 and 1,037,223 shares, respectively)          21,015,671         11,479,038
   Cost of shares repurchased (588,340 and 1,521,865 shares, respectively)               (6,769,093)       (16,731,345)
                                                                                       ------------       ------------
Total                                                                                    14,246,578         (5,252,307)
                                                                                       ------------       ------------

CLASS I
   Cost of shares repurchased (0 and 4,043 shares, respectively) (See Note 10)                   --            (45,769)
                                                                                       ------------       ------------
Total                                                                                            --            (45,769)
                                                                                       ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             47,780,898        (11,246,545)
                                                                                       ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 50,616,075        (10,974,344)

NET ASSETS
   Beginning of period                                                                  108,960,751        119,935,095
                                                                                       ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND
     $0, RESPECTIVELY]                                                                 $159,576,826       $108,960,751
                                                                                       ============       ============

                        See Notes to Financial Statements                     17

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                                      -----------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                      -----------------------------------------------------
                                                          2005       2004       2003       2002       2001
Net asset value, beginning of period                     $11.51     $11.39     $12.09     $10.95     $10.13

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.03)     (0.16)     (0.23)     (0.16)      0.15
   Net realized and unrealized gain (loss)                 0.39       0.28      (0.47)      1.44       1.02
                                                         ------     ------     ------     ------     ------
      TOTAL FROM INVESTMENT OPERATIONS                     0.36       0.12      (0.70)      1.28       1.17
                                                         ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      --         --         --      (0.14)     (0.35)
                                                         ------     ------     ------     ------     ------
Change in net asset value                                  0.36       0.12      (0.70)      1.14       0.82
                                                         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                           $11.87     $11.51     $11.39     $12.09     $10.95
                                                         ======     ======     ======     ======     ======
Total return(1)                                            3.13 %     1.05 %    (5.79)%    11.85 %    11.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $111,133    $70,892    $72,428    $61,582    $10,930

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends
     on short sales, after expense reimbursement)          3.65 %     3.42 %     3.85 %     3.47 %     3.78%
   Net operating expenses (excluding dividends
     on short sales, after expense reimbursement)          2.20 %     2.21 %     2.29 %     2.30 %     2.30%
   Gross operating expenses (including dividends
     on short sales, before expense reimbursement)         3.65 %     3.42 %     3.85 %     3.68 %     4.16%
   Net investment income (loss)                           (0.26)%    (1.45)%    (2.08)%    (1.33)%     1.42%
Portfolio turnover                                          177 %      175 %      329 %      456 %      192%

                                                                             CLASS B
                                                      -----------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                      -----------------------------------------------------
                                                          2005       2004       2003       2002       2001

Net asset value, beginning of period                     $11.28     $11.24     $12.02     $10.87     $10.07

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.13)     (0.24)     (0.31)     (0.23)      0.09
   Net realized and unrealized gain (loss)                 0.40       0.28      (0.47)      1.43       1.00
                                                         ------     ------     ------     ------     ------
      TOTAL FROM INVESTMENT OPERATIONS                     0.27       0.04      (0.78)      1.20       1.09
                                                         ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      --         --         --      (0.05)     (0.29)
                                                         ------     ------     ------     ------     ------
Change in net asset value                                  0.27       0.04      (0.78)      1.15       0.80
                                                         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                           $11.55     $11.28     $11.24     $12.02     $10.87
                                                         ======     ======     ======     ======     ======
Total return(1)                                            2.39 %     0.36 %    (6.49)%    11.10 %    11.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $7,859    $12,290    $16,359    $15,381     $9,857

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends
     on short sales, after expense reimbursement)          4.36 %     4.11 %     4.50 %     4.26 %     4.51%
   Net operating expenses (excluding dividends
     on short sales, after expense reimbursement)          2.90 %     2.91 %     2.99 %     3.00 %     3.00%
   Gross operating expenses (including dividends
      on short sales, before expense reimbursement)        4.36 %     4.11 %     4.50 %     4.61 %     4.87%
   Net investment income (loss)                           (1.14)%    (2.15)%    (2.74)%    (2.02)%     0.85%
Portfolio turnover                                          177 %      175 %      329 %      456 %      192%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

18                      See Notes to Financial Statements

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS C
                                                      -----------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                      -----------------------------------------------------
                                                          2005      2004       2003       2002       2001
Net asset value, beginning of period                     $11.22     $11.18     $11.96     $10.83     $10.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.11)     (0.24)     (0.31)     (0.23)      0.08
   Net realized and unrealized gain (loss)                 0.38       0.28      (0.47)      1.42       1.01
                                                         ------     ------     ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.27       0.04      (0.78)      1.19       1.09
                                                         ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      --         --         --      (0.06)     (0.30)
                                                         ------     ------     ------     ------     ------
Change in net asset value                                  0.27       0.04      (0.78)      1.13       0.79
                                                         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                           $11.49     $11.22     $11.18     $11.96     $10.83
                                                         ======     ======     ======     ======     ======
Total return(1)                                            2.41 %     0.36 %    (6.44)%    11.01 %    11.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $40,584    $25,779    $31,102    $24,449     $7,531

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses (including dividends on
     short sales, after expense reimbursement)             4.35 %     4.12 %     4.54 %     4.22 %     4.50%
   Net operating expenses (excluding dividends on
     short sales, after expense reimbursement)             2.90 %     2.91 %     2.99 %     3.00 %     3.00%
   Gross operating expenses (including dividends on
     short sales, before expense reimbursement)            4.35 %     4.12 %     4.54 %     4.51 %     4.86%
   Net investment income (loss)                           (0.97)%    (2.15)%    (2.77)%    (2.02)%     0.81%
Portfolio turnover                                          177 %      175 %      329 %      456 %      192%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements                     19

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005

1. ORGANIZATION

      Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently one fund, the Phoenix Market Neutral Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. SHORT SALES:

      A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At October 31,2005, the value of securities sold short amounted to $131,955,631 against which collateral of $261,756,349 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

I. INDEMNIFICATIONS:

      Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Phoenix/Zweig Advisors LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund.

      The Adviser has voluntarily agreed to reimburse the Fund's expenses (exclusive of taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) so that such expenses do not exceed 2.00% of the Fund's average daily net assets through February 28, 2006.

      The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

      During the period, the Adviser made a voluntary payment in the amount of $22,658 to fully offset a net trading loss sustained due to a trading system malfunction.

      As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $14,384 for Class A shares, deferred sales charges of $35,818 for Class B shares and $15,511 for Class C shares for the fiscal year ("the period") ended October 31, 2005.

      In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

      As financial agent of the Fund, PEPCO receives a fee for tax services and oversight of the subagent's performance based upon an annual rate of 0.07% of the average daily net asset values of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million. PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.06% to 0.03% of the average daily net asset values of the Fund. Certain minimum fees may apply. For the period ended October 31, 2005, the Trust incurred financial agent fees totaling $84,423.

      PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company ("State Street") serving as sub-transfer agent. For the period ended October 31, 2005, transfer agent fees were $211,452 as reported in the Statement of Operations, of which PEPCO retained $52,201.

      At October 31, 2005, PNX and its affiliates, the retirement plans of PNX and its affiliates and Phoenix affiliated Funds, held 1,051,797 Class A shares of the Fund with a value of $12,484,830.

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended October 31, 2005, were as follows:

Purchases ..................................................        $218,535,555
Sales ......................................................         198,827,424
Short sales ................................................         224,325,595
Purchases to cover short sales .............................         200,492,156

      There were no purchases or sales of long-term U.S. Government securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

      Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At October 31, 2005, the Fund held restricted securities as follows:

                                                          Market         % of
                           Acquisition   Acquisition      Value       Net Assets
                              Date          Cost       at 10/31/05   at 10/31/05
                           -----------   -----------   -----------   -----------
Telefonica Moviles S.A.     12/20/01          $0           $0           0.0%
Telefonica Data
   Argentina S.A.           12/20/01           0            0           0.0

      At the end of the period, the value of restricted securities amounted to $0 or 0.0% of net assets.

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the SEC conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity as well as deficiencies in the Company's e mail retention procedures in effect prior to 2004. The staff requested the Company to conduct an analysis

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005 (CONTINUED)

as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

      The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                 Expiration Year
--------------------------------------------------------------------------------
   2007          2008          2009         2010         2011           Total
-----------   -----------   ----------   ----------   ------------  ------------
 $1,007,039    $5,119,432         $ --         $ --    $10,522,031   $16,648,502

      The Fund may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

      For the period ended October 31, 2005, the Fund utilized losses of $1,149,248 deferred in prior years against current year scapital gains.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended October 31, 2005, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                Capital Paid
                   in on
                  Shares of    Accumulated     Undistributed
                 Beneficial    Net Realized   Net Investment
                  Interest     Gain (Loss)    Income (Loss)
                ------------   ------------   --------------
                 ($639,740)     ($34,919)        $674,659

10. OTHER

      On June 18, 2003, the Board of Trustees of Phoenix Portfolios voted to liquidate Class I Shares of the Phoenix Market Neutral Fund. Based on the recommendation of Management, the Trustees determined that liquidation was in the best interest of the Class I shareholders and voted to direct the mandatory redemption of all Class I Shares of the Fund.

      The Trustees directed that liquidation and mandatory redemption be effected as soon as practicable, as determined by the Trust's officers.

      On November 26, 2003, the Class I Shares of the Fund were redeemed at their net asset value.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]

To the Board of Trustees of
Phoenix Portfolios and Shareholders of
Phoenix Market Neutral Fund

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Market Neutral Fund (constituting Phoenix Portfolios, hereafter referred to as the "Trust") at October 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 20, 2005

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of October 31, 2005 is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since         52         Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC   2004.                           Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                             Trustee/Director, Realty Foundation of New York (1972-present), Josiah
New York, NY 10178                                          Macy, Jr. Foundation (Honorary) (2004-present), Pace University
DOB: 8/2/29                                                 (Director/Trustee Emeritus) (2003-present), Greater New York Councils,
                                                            Boy Scouts of America (1985-present), The Academy of Political Science
                                                            (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                            (1989-present). Colgate University (Trustee Emeritus) (2004-present).
                                                            Director/Trustee, The Harlem Youth Development Foundation, (Chairman)
                                                            (1998-2002), Metropolitan Transportation Authority (Chairman)
                                                            (1992-2001), Trism, Inc. (1994-2001), Consolidated Edison Company of
                                                            New York, Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                            (1974-2002), Centennial Insurance Company (1974-2002), Union Pacific
                                                            Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                            (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                            University (1978-2003), New York Housing Partnership Development Corp.
                                                            (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since         52         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      2004.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill              Served since         50         Retired. Trustee, Phoenix Funds Family (1989-present). Trustee, Scudder
7721 Blue Heron Way         1998.                           Investments (55 portfolios) (1986-present). Director, Coutts & Co.
West Palm Beach, FL 33412                                   Trust Holdings Limited (1991-2000), Coutts & Co. Group (1991-2000) and
DOB: 3/28/30                                                Coutts & Co. International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since         52         Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    2004.                           Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since         50         Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.   2004.                           (2001-present). Director/Trustee, Evergreen Funds (six portfolios).
736 Market Street,                                          Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
Ste. 1430                                                   (2002-present). Obaji Medical Products Company (2002-present).
Chattanooga, TN 37402                                       Director, Lincoln Educational Services (2002-2004). Chairman, Carson
DOB: 2/14/39                                                Products Company (cosmetics) (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  **Lowell P. Weicker, Jr.  Served since         50         Director, Medallion Financial New York (2003-present), Compuware (1996-
    7 Little Point Street   2004.                           present), WWE, Inc. (2000-present). President, The Trust for America's
    Essex, CT 06426                                         Health (non-profit) (2001-present). Trustee/Director, Phoenix Funds
    DOB: 5/16/31                                            Family (1995-present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                            (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

   *Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.
  **Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the Board of Trustees effective January 1, 2006.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 ***Marilyn E. LaMarche     Served since         50         Limited Managing Director, Lazard Freres & Co. LLC (1997-2005).
    Lazard Freres & Co.     2004.                           Trustee/Director, Phoenix Funds Family (2002-present). Director, The
    LLC                                                     Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
    30 Rockefeller Plaza,                                   (1989-2005).
    59th Floor
    New York, NY 10020
    DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
****Philip R. McLoughlin    Served since         74         Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
    200 Bridge Street       1993.                           Fund (1991-present). Director/Trustee, Phoenix Funds Complex
    Chatham, MA 02633                                       (1989-present). Management Consultant (2002-2004), Chairman
    DOB: 10/23/46           Chairman                        (1997-2002), Chief Executive Officer (1995-2002), Director (1995-2002),
                                                            Phoenix Investment Partners, Ltd., Director and Executive Vice
                                                            President, The Phoenix Companies, Inc. (2000-2002). Director
                                                            (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                            Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                            (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002),
                                                            Chairman (2000-2002) and President (1990-2000), Phoenix Equity Planning
                                                            Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                            (2001-2002). Director (2001-2002) and President (April 2002-September
                                                            2002), Phoenix Investment Management Company. Director and Executive
                                                            Vice President, Phoenix Life and Annuity Company (1996-2002). Director
                                                            (1995-2000) and Executive Vice President (1994-2002) and Chief
                                                            Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                            Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                            (1985-2002) and Vice President (1986-2002) and Executive Vice President
                                                            (April 2002-September 2002), PM Holdings, Inc. Director, WS Griffith
                                                            Associates, Inc. (1995-2002). Director, WS Griffith Securities, Inc.
                                                            (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

 ***Ms. LaMarche is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
****Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS            LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
   AND DATE OF BIRTH         TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara     Served since         52         Managing Director, U.S. Trust Company of New York (private bank) (1982-
  U.S. Trust Company of     2004.                           present). Trustee/Director, Phoenix Funds Complex (2001-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris         Served since         52         Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
  164 Laird Road            2004.                           Director, W.H. Reaves Utility Income Fund (2004-present). Vice
  Colts Neck, NJ 07722                                      President, W.H. Reaves and Company (investment management) (1993-2003).
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
 *James M. Oates            Served since         50         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
  c/o Northeast Partners    2004.                           Inc.) (financial services) (1997-present). Trustee / Director Phoenix
  150 Federal Street,                                       Funds Family (1987-present). Managing Director, Wydown Group
  Suite 1000                                                (consulting firm) (1994-present). Director, Investors Financial
  Boston, MA 02110                                          Service Corporation (1995-present), Investors Bank & Trust Corporation
  DOB: 5/31/46                                              (1995-present), Stifel Financial (1996-present), Connecticut River
                                                            Bancorp (1998-present), Connecticut River Bank (1999-present), Trust
                                                            Company of New Hampshire (2002-present). Chairman, Emerson Investment
                                                            Management, Inc. (2000-present). Independent Chairman, John Hancock
                                                            Trust (since 2005), Trustee, John Hancock Funds II and John Hancock
                                                            Funds III (since 2005). Trustee, John Hancock Trust (2004-2005).
                                                            Director/Trustee, AIB Govett Funds (six portfolios) (1991-2000), and
                                                            Command Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                            (1995-2001), 1Mind, Inc. (formerly 1Mind.com), (2000-2002), Plymouth
                                                            Rubber Co. (1995-2003). Director and Treasurer, Endowment for Health,
                                                            Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans          Served since         50         Retired. President, Romans & Company (private investors and financial
  39 S. Sheridan Road       1998.                           consultants) (1987-2003). Trustee/Director, Phoenix Funds Family
  Lake Forest, IL 60045                                     (1996-present). Trustee, Burnham Investors Trust (5 portfolios)
  DOB: 4/22/31                                              (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson       Served since         50         Managing Director, Northway Management Company (1998-present). Trustee/
  Northway Management       2004.                           Director, Phoenix Funds Family (1983-present).
  Company
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck  Served since         50         Director, Banco Urquijo (Chairman)(1998-present). Trustee, Phoenix
  Nederpolder, 7            2005.                           Funds Family (2002-present). Director EASDAQ (Chairman)(2001-present),
  B-9000 Gent, Belgium                                      The JP Morgan Fleming Continental European Investment Trust
  DOB: 7/30/42                                              (1998-present), Groupe SNEF(1998- present), Degussa Antwerpen
                                                            N.V. (1998-present), Santens N.V. (1999-present). Managing Director,
                                                            Almanij N.V. (1992-2003). Director, KBC Bank and Insurance Holding
                                                            Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                            (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                            N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                            Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of
                                                            Commerce for Belgium and Luxemburg (1995-2001), Phoenix Investment
                                                            Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITION(S) HELD WITH
   NAME, ADDRESS AND        TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             TIME SERVED                                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci           President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                            (wealth management) (since 2003). President and Chief Executive Officer,
                                                        Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                        Executive Officer of North American investment operations, Pioneer
                                                        Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                        Management Group (2000-2001), and Executive Vice President of Distribution
                                                        and Marketing for U.S. institutional services business (1998-2000) Fidelity
                                                        Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward          Executive Vice President     Senior Vice President and Chief Executive Officer, Asset Management, The
DOB: 8/17/64               since 2004.                  Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief
                                                        Operating Officer, Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                        President, Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                        Phoenix Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                        Investment Partners, Ltd. (2001-2002). Assistant Controller, Phoenix
                                                        Investment Partners, Ltd. (1996-2001). Executive Vice President, certain funds within the Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman         Senior Vice President        Senior Vice President, Product Development and Management, Phoenix
DOB: 7/27/62               since 2004.                  Investment Partners, Ltd. (2005-present), Senior Vice President and Chief
                                                        Administrative Officer, Phoenix Investment Partners, Ltd., (2003-2004)
                                                        Senior Vice President and Chief Administrative Officer, Phoenix Equity
                                                        Planning Corporation (1999-2003), Senior Vice President, certain funds within the Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch               Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present); Vice
900 Third Avenue           Chief Compliance Officer     President and Chief Compliance Officer, certain Funds within the Phoenix
New York, NY 10022         since 2004.                  Fund Complex (2004-present); Vice President, The Zweig Total Return Fund,
DOB: 9/23/45                                            Inc. (2004-present); Vice President, The Zweig Fund, Inc. (2004-present);
                                                        President and Director of Watermark Securities, Inc. (1991-present);
                                                        Assistant Secretary of Gotham Advisors Inc. (1990-present); Secretary,
                                                        Phoenix-Zweig Trust (1989-2003); Secretary, Phoenix-Euclid Market Neutral
                                                        Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Chief Financial Officer      Assistant Treasurer (2001-present), Vice President, Fund Accounting (1994-
DOB: 11/24/52              and Treasurer since 1996.    2000), Treasurer (1996-2000), Phoenix Equity Planning Corporation. Vice
                                                        President (2003-present), Phoenix Investment Partners, Ltd. Chief Financial
                                                        Officer and Treasurer, or Assistant Treasurer, certain funds within the
                                                        Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr              Vice President,              Vice President and Counsel, Phoenix Life Insurance Company (May 2005-
One American Row           Chief Legal Officer,         present). Vice President, Counsel, Chief Legal Officer and Secretary of
Hartford, CT 06102         Counsel and Secretary        certain funds within the Phoenix Fund Complex (May 2005-present). Compliance
DOB: 8/30/54               since 2005.                  Officer of Investments and Counsel, Travelers Life & Annuity Company (
                                                        January 2005-May 2005). Assistant General Counsel, The Hartford Financial
                                                        Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, NY 10022

TRUSTEES                                                                     INVESTMENT ADVISER

E. Virgil Conway                                                             Euclid Advisors LLC
Harry Dalzell-Payne                                                          900 Third Avenue, 31st Floor
S. Leland Dill                                                               New York, NY 10022-4728
Francis E. Jeffries
Leroy Keith, Jr.                                                             PRINCIPAL UNDERWRITER
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman                                               Phoenix Equity Planning Corporation
Geraldine M. McNamara                                                        One American Row
Everett L. Morris                                                            Hartford, CT 06102
James M. Oates
Donald B. Romans                                                             TRANSFER AGENT
Richard E. Segerson
Ferdinand L.J. Verdonck                                                      Phoenix Equity Planning Corporation
Lowell P. Weicker, Jr.                                                       One American Row
                                                                             Hartford, CT 06102

                                                                             CUSTODIAN

OFFICERS                                                                     State Street Bank and Trust Company
                                                                             P.O. Box 5501
Daniel T. Geraci, President                                                  Boston, MA 02206-5501
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary    PricewaterhouseCoopers LLP
                                                                             125 High Street
                                                                             Boston, MA 02110
-------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS                                             HOW TO CONTACT US

The Securities and Exchange Commission has modified mailing regulations      Mutual Fund Services            1-800-243-1574
for semiannual and annual shareholder fund reports to allow mutual fund      Advisor Consulting Group        1-800-243-4361
companies to send a single copy of these reports to shareholders who         Telephone Orders                1-800-367-5877
share the same mailing address. If you would like additional copies,         Text Telephone                  1-800-243-1926
please call Mutual Fund Services at 1-800-243-1574.                          Web site                      PHOENIXFUNDS.COM
-------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP2180                                                                    12-05


ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

      (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,520 for 2004 and $33,520 for 2005.

AUDIT-RELATED FEES

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

TAX FEES

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,350 for 2004 and $6,350 for 2005.

            "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
            (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Portfolios (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

            The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) Not applicable for 2004 and not applicable for 2005

                  (c) 0% for 2004 and 100% for 2005

                  (d) Not applicable for 2004 and not applicable for 2005

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $449,560 for 2004 and $1,672,092 for 2005.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 18, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES

      The  following  Policy  for the  Consideration  of Trustee  Nominees  (the
"Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.    The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Portfolios
             -----------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                           ---------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date January 9, 2006
     -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           ---------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date January 9, 2006
     -------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           ---------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date January 9, 2006
     -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.